Revenues - Disclosure of products sales by channel (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 91,020	€ 68,279
Direct product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	70,599	57,423
Indirect product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 20,421	€ 10,856